Prepaid Expense and Other Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs Capitalized Prepaid and Other Assets [Line Items]
Provision for Prepaid Expenses		¥ 39,000
Impairment provision	¥ 39,372	39,000
Allowance for doubtful accounts on other receivables	¥ 12,635	¥ 0